SHARE CAPITAL AND RESERVES (Summary of the Company's Options and the Changes for the Year) (Details)	12 Months Ended
	Dec. 31, 2017 CAD ($) shares	Dec. 31, 2016 CAD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
End of period, options	7,726,317
Stock Option Incentive Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning of period, options	6,235,180	6,855,582
Granted, options	795,000	1,336,000
Mariana Resources Ltd. replacement options	2,078,248
Exercised, options	(797,128)	(1,516,402)
Expired unexercised, options	(584,983)	(440,000)
End of period, options	7,726,317	6,235,180
Beginning of period, options, weighted average exercise price | $	$ 4.71	$ 5.45
Granted, options, weighted average exercise price | $	5.50	4.96
Mariana Resources Ltd. replacement options, weighted average exercise price | $	3.41
Exercised, options, weighted average exercise price | $	(3.23)	(4.63)
Expired unexercised, options, weighted average exercise price | $	(15.29)	(6.35)
End of period, options, weighted average exercise price | $	$ 3.79	$ 4.71